Workers Compensation (Details) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Workers Comp Deposit Beginning Balance	$ 3,874,000	$ 2,335,000
Premiums paid	(144,000)	(819,000)
Paid in deposits	7,730,000	2,386,000
Claim losses	(1,999,000)	(28,000)
Deposit refund	(1,223,000)
Workers' Comp Deposit Ending balance	8,238,000	3,874,000
Less Current Amount	(1,957,000)
Long Term Balance	6,281,000
Sunz Program One [Member]
Workers Comp Deposit Beginning Balance	2,358,000
Premiums paid
Paid in deposits	7,730,000	2,386,000
Claim losses	(1,850,000)	(28,000)
Deposit refund
Workers' Comp Deposit Ending balance	8,238,000	2,358,000
Less Current Amount	(1,957,000)
Long Term Balance	6,281,000
Everest Program One [Member]
Workers Comp Deposit Beginning Balance	1,516,000	2,335,000
Premiums paid	(144,000)	(819,000)
Paid in deposits
Claim losses	(149,000)
Deposit refund	(1,223,000)
Workers' Comp Deposit Ending balance		$ 1,516,000
Less Current Amount
Long Term Balance.